Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Current deferred tax assets:
Accrued liabilities	$ 4,361	$ 2,546
Inventory	3,466	3,376
Deferred revenue	2,251	1,835
Contingent consideration		261
Accounts receivable	59	246
Federal net operating loss	267
Current net deferred tax assets	10,404	8,264
Non-current deferred tax assets (liabilities):
Federal and foreign net operating losses and credits	4,718	4,782
Intangible assets	(2,554)	(5,655)
Property and equipment	(2,889)	(2,457)
Valuation allowance	(856)	(761)
Non-current net deferred tax assets (liabilities)	(1,581)	(4,091)
Total deferred tax asset	$ 8,823	$ 4,173